March 6, 1996



Securities and Exchange Commission
450 fifth Street, N.W.
Washington, D.C. 20549


         Re:  Prudential Intermediate Global Income Fund, Inc.
              (File No. 33-42093)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1993 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 8 and (ii) that the text of Post-Effective Amendment No. 8 was filed electronically on March 1, 1996.





                              By: /s/ DEBORAH A. DOCS
                                  ----------------------------------------------
                                  Deborah A. Docs
                                  Assistant Secretary




Prudential Intermediate Global Income Fund Inc.
One Seaport Plaza, New York, N.Y. 10292